Biological Assets (Details) - Schedule of Fair Value Hierarchy - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Level 3 [Member] | Sugarcane [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	R$ 111,636	R$ 112,423
Level 3 [Member] | Grains [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	22,138	47,226
Level 3 [Member] | Cotton [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	61,896	41,096
Level 2 [Member] | Cattle [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	R$ 41,595	R$ 53,484